Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2017
Net Loss per Share
Schedule of net loss per share

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(222,003)	(44,453)	134,056
Accretion to redeemable non-controlling interest redemption value	—	(164)	(798)
Accretion to preferred share redemption value	(213,690)	(595,742)	(202,679)

Numerator for basic and diluted net loss per share calculation	(435,693)	(640,359)	(69,421)

Denominator:
Weighted average number of ordinary shares	5,364,536	7,189,933	12,500,821

Denominator for basic and diluted net loss per share calculation	5,364,536	7,189,933	12,500,821

Net loss per ordinary share
— Basic and diluted	(81.22)	(89.06)	(5.55)

Schedule of anti dilutive securities
	For the Year Ended December 31,
	2015	2016	2017
Restricted shares and stock options	2,715,984	733,756	1,094,413
Redeemable Convertible Preferred Shares	12,735,807	12,735,807	—